Oil and Natural Gas Properties - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Extractive Industries [Abstract]
Depletion and amortization	$ 5,900	$ 5,500
Exploration costs	424	727
Oil and gas lease abandonments	424	557
Geological and geophysical costs	$ 0	$ 170